EATON VANCE DIVERSIFIED INCOME FUND

EATON VANCE LOW DURATION FUND

Supplement to Prospectus dated March 1, 2007

1. The following replaces the first paragraph under “Diversified Income Fund” in “Management and Organization”:

Eaton Vance does not receive a fee for serving as the Fund’s investment adviser. The Fund is also allocated its share of the investment advisory fee paid by each Portfolio in which it invests, such allocated advisory fees are ultimately borne by the Fund’s shareholders. Under the supervision of Chief Income Investment Officer, Payson F. Swaffield, the investment team of Mark Venezia, Susan Schiff, Christine Johnston, Scott Page, Craig Russ and Michael Weilheimer are responsible for the overall management of the Fund’s investments. Each of the foregoing persons has been involved in the Fund’s management since it commenced operations, except that Ms. Johnston became a member of the investment team on March 1, 2006 and Mr. Russ joined the team on November 7, 2007. All are Vice Presidents of Eaton Vance and BMR and manage or co-manage other Eaton Vance portfolios and/or funds. All have been employed by Eaton Vance for more than five years.

2. The following replaces the third paragraph under “Floating Rate Portfolio” in “Management and Organization”:

For its fiscal year ended October 31, 2006, Floating Rate Portfolio paid BMR advisory fees equivalent to 0.510% of its average daily net assets. Scott H. Page and Craig P. Russ, Vice Presidents of EVM and BMR, are co-portfolio managers of the Floating Rate Portfolio since inception and November 7, 2007, respectively. Messrs. Page and Russ also manage other Eaton Vance floating rate loan portfolios.

November 7, 2007

DGHLPS

     EATON VANCE DIVERSIFIED INCOME FUND
Supplement to Statement of Additional Information dated March 1, 2007

The following tables replace the information in the tables under “Portfolio Managers” in “Investment Advisory and Administrative Services” for Diversified Income Fund.

Portfolio Managers. The co-portfolio managers, portfolio manager or investment team (each referred to as a “portfolio manager”) of Diversified Income Fund, Low Duration Fund and each Portfolio are listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to the Funds or Portfolios. The following tables show, as of October 31, 2006 (unless stated otherwise), the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

High Income Portfolio
(Mr. Huggins and Mr.
Weilheimer)
Diversified Income Fund	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
(Mr. Weilheimer)	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Thomas Huggins
Registered Investment Companies	2	$4,094.7	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
Michael Weilheimer
Registered Investment Companies	6	$8,917.1	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	9	$2,971.4	0	$0

Diverisified Income Fund
Government Obligations Portfolio
Investment Portfolio	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Low Duration Fund	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Susan Schiff
Registered Investment Companies	5	$4,456.3	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Diversified Income Fund	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Christine Johnston
Registered Investment Companies	3	$3,816.5	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
Scott H. Page
Registered Investment Companies	13	$14,702.1	0	$ 0
Other Pooled Investment Vehicles	7	$ 4,939.5	6	$2,561.5
Other Accounts	2	$ 1,093.4	0	$ 0
Craig P. Russ**
Registered Investment Companies	1	$ 988.0	0	$ 0
Other Pooled Investment Vehicles	1	$ 3,061.0	0	$ 0
Other Accounts	1	$ 716.0	0	$ 0
Mark S. Venezia
Registered Investment Companies	4	$ 4,653.9	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
**As of September 30, 2007.

The following table shows the shares beneficially owned of the Funds as of October 31, 2006(unless stated otherwise). Interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Diversified Income Fund
Christine Johnston	None	$100,001 - $500,000
Scott H. Page	None	over $1,000,000
Craig P. Russ*	None	$100,001 - $500,000
Susan Schiff	None	$500,001 - $1,000,000
Mark S. Venezia	None	$100,001 - $500,000
Michael W. Weilheimer	None	over $1,000,000
*As of September 30, 2007.

November 7, 2007

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

Supplement to Prospectus dated March 1, 2007

1. The following replaces the fourth paragraph under “Investment Objectives & Principal Policies and Risks”:

To determine the allocation of Floating-Rate & High Income Fund’s assets between the two Portfolios, the portfolio managers of the Portfolios meet periodically and agree upon an appropriate allocation that is consistent with the Fund’s objective and policies and takes into consideration market and other factors. Because the advisory fees paid by the Portfolios differ, there is the potential for a conflict of interest with the investment adviser, in that assets could be allocated to a Portfolio for the reason that it has a higher fee. However, in making allocation determinations, the portfolio managers are expressly forbidden from considering the fee structures of the Portfolios, and must make their determinations only on the basis of the best interests of the Fund and its shareholders. If the portfolio managers of the Portfolios cannot agree upon an allocation, the Chief Income Investment Officer of the investment adviser will make the allocation determination. The cost of investment services relating to allocation determinations is included in the advisory fee charged by each Portfolio, and there is no additional fee charged to the Fund for such services. Floating-Rate & High Income Fund pays its allocable share of each Portfolio’s advisory fees, which are described under “Management and Organization” below.

2. The following replaces the third paragraph under “Floating Rate Portfolio” in “Management and Organization”:

Scott H. Page and Craig P. Russ, Vice Presidents of EVM and BMR, are co-managers of the Floating Rate Portfolio since inception and November 7, 2007, respectively. Messrs. Page and Russ also manage other Eaton Vance floating rate loan portfolios.

November 7, 2007

FRFFRHIPS

EATON VANCE FLOATING-RATE FUND EATON VANCE FLOATING-RATE & HIGH INCOME FUND Supplement to Statement of Additional Information dated March 1, 2007

The following tables replace the information in the tables under “Portfolio Managers” in “Investment Advisory and Administrative Services” for FR Portfolio, Floating-Rate Fund and Floating-Rate High Income Fund.

Portfolio Managers. The co-portfolio managers (each referred to as a “portfolio manager”) of the FR Portfolio are Scott H. Page and Craig P. Russ and of HI Portfolio are Michael W. Weilheimer and Thomas P. Huggins. Each portfolio manager manages other investment companies and/or investment accounts in addition to a Portfolio. The following tables show, as of October 31, 2006 (unless stated otherwise), the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
FR Portfolio	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Scott H. Page
Registered Investment Companies	13	$14,702.1	0	$ 0
Other Pooled Investment Vehicles	7	$ 4,939.5	6	$2,561.5
Other Accounts	2	$ 1,093.4	0	$ 0
Craig P. Russ**
Registered Investment Companies	1	$ 988.0	0	$ 0
Other Pooled Investment Vehicles	1	$ 3,061.0	0	$ 0
Other Accounts	1	$ 716.0	0	$ 0

*In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
**As of September 30, 2007.

The following table shows the dollar value of shares of a Fund beneficially owned by its portfolio managers as of October 31, 2006 (unless stated otherwise) and in all Eaton Vance Funds as of December 31, 2006 (unless stated otherwise). Interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Managers	Owned in the Fund	the Eaton Vance Family of Funds
Floating-Rate Fund
Scott H. Page	$100, 001 - $500,000	over $1,000,000
Craig P. Russ*	None	$100,001 - $500,000
Floating-Rate High Income Fund
Thomas P. Huggins	None	$100,001 - $500,000
Scott H. Page	None	over $1,000,000
Craig P. Russ*	None	$100,001 - $500,000
Michael W. Weilheimer	None	over $1,000,000
*As of September 30, 2007.

November 7, 2007

EATON VANCE STRATEGIC INCOME FUND

Supplement to Prospectus dated March 1, 2007

The following replaces the third paragraph under “Floating Rate Portfolio” in “Management and Organization”:

For its fiscal year ended October 31, 2006, Floating Rate Portfolio paid BMR advisory fees equivalent to 0.510% of its average daily net assets. Scott H. Page and Craig P. Russ, Vice Presidents of EVM and BMR, are co-portfolio managers of the Floating Rate Portfolio since inception and November 7, 2007, respectively. Messrs. Page and Russ also manage other Eaton Vance floating rate loan portfolios.

November 7, 2007

SIPS2